Commitments and Contingencies - Narrative (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Rent expense	$ 5.1	$ 3.2	$ 4.1	$ 0.9	$ 0.4
Purchase Commitment [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment	$ 508.1		$ 257.0